Financial Instruments (Details 1) - Financial risk [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	$ 879,008	$ 717,177
ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	16,052	16,874
Equity of foreign operations	871,663	693,904
EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash		1,673
Loans to foreign operations		3,489
Loans from banks		(27,974)
Total effect on pre-tax profit		(5,938)
ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	7,345	11,015
ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations		12,258
Increase 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Loans from banks		0
Total effect OCI	(43,950)	(35,859)
Increase 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	0	0
Equity of foreign operations	(43,583)	(34,695)
Increase 5% Effect on OCI | EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash		0
Loans to foreign operations		0
Loans from banks		0
Increase 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	(367)	(551)
Increase 5% Effect on OCI | ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations		(613)
Increase 5% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	0	0
Increase 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	(803)	(844)
Equity of foreign operations	0	0
Increase 5% Effect on Pre-tax profit | EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash		84
Loans to foreign operations		174
Loans from banks		(1,399)
Total effect on pre-tax profit		(1,985)
Increase 5% Effect on Pre-tax profit | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	0	0
Increase 5% Effect on Pre-tax profit | ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations		0
Decrease 5% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations		0
Total effect OCI	0
Decrease 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	803	844
Equity of foreign operations	0	0
Decrease 5% Effect on Pre-tax profit | EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash		(84)
Loans to foreign operations		(174)
Loans from banks		1,399
Total effect on pre-tax profit		1,985
Decrease 5% Effect on Pre-tax profit | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	0	0
Decrease 5% Effect on Pre-tax profit | ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations		0
Decrease 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Loans from banks		0
Total effect OCI	43,950	35,859
Decrease 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	0	0
Equity of foreign operations	43,583	34,695
Decrease 5% Effect on OCI | EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash		0
Loans to foreign operations		0
Loans from banks		0
Decrease 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	$ 367	551
Decrease 5% Effect on OCI | ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations		$ 613